First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.3%
	Alabama — 4.1%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$233,237
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AMT, AGM	5.00%	10/01/25	510,855
7,695,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	7,708,962
10,070,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	10,088,271
5,300,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	5,653,906
1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,330,936
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser E	5.00%	06/01/26	1,028,457
8,600,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	9,385,147
2,250,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B-1 (Mandatory put 11/01/31)	5.75%	04/01/54	2,510,902
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	446,893
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	330,049
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	407,406
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	964,807
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	461,632
600,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.00%	10/01/39	665,372
1,500,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/41	1,679,006
1,550,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/44	1,712,997
930,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/29	943,973
695,000	Leeds AL Pub Eductnl Bldg Auth Eductnl Facs Rev Ref Edu, AGM	4.00%	04/01/30	704,845
4,000,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	4,004,510
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	841,640
255,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	253,852
500,000	Mobile Cnty AL Impt Warrants (Pre-refunded maturity 08/01/25)	5.00%	08/01/30	515,122
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a)	4.00%	11/01/32	1,314,977
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a)	4.00%	11/01/34	1,395,774
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a)	4.00%	11/01/35	1,431,376
3,000,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	3,001,066
8,170,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	8,157,520
4,500,000	SE Energy Auth AL Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	4,778,992
1,500,000	SE Energy Auth AL Cmdy Sply Rev Var Proj No 3, Ser A-1 (Mandatory put 12/01/29)	5.50%	01/01/53	1,626,942
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	109,142
7,000,000	W Jefferson AL Indl Dev Brd Sol Wst Disp Rev Var AL Pwr Miller Plt Var Remk (b)	3.50%	12/01/38	7,000,000
				81,198,566

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alaska — 0.2%
$1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	$1,878,060
450,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/39	452,826
1,500,000	Nthrn AK Tobacco Securitization Corp Tobacco Stlmt Rev Ref Sr, Ser A, Class 1	4.00%	06/01/40	1,503,719
				3,834,605
	Arizona — 2.2%
2,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (c)	5.00%	07/01/49	1,858,715
530,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/30	514,424
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/40	791,305
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	176,548
500,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Pebble, Ser A (c)	4.00%	07/15/30	493,180
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Sustainable Bonds, Ser A	4.00%	07/01/41	475,055
1,100,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/56	809,440
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (c)	5.00%	07/01/37	376,150
680,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/26	683,851
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (c)	5.00%	07/01/37	1,033,158
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/51	379,911
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (c)	4.00%	12/15/51	605,731
415,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bond Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	447,918
465,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bond Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	491,364
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	591,179
750,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	743,157
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,563,295
2,000,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	2,070,206
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,028,722
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	204,665
830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/30	853,044
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	446,231
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	460,811
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/33	715,515
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	1,003,657
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/35	1,041,521
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	502,007
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	509,470

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/39	$998,891
2,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/49	1,995,632
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (c)	4.00%	07/01/26	296,595
1,475,000	Maricopa Cnty AZ Indl Dev Auth Ref Banner Hlth Oblig Grp, Ser A	4.00%	01/01/38	1,491,032
1,475,000	Maricopa Cnty AZ Spl Hlth Care Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,584,414
225,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (c)	4.00%	07/01/26	222,345
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/35	3,670,673
5,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (c)	4.00%	12/01/41	4,269,669
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Std Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	314,636
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Std Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	313,929
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Std Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	313,555
850,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Std Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	886,000
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Std Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	706,401
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	204,460
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	860,159
				43,998,621
	Arkansas — 0.0%
350,000	Univ of Central AR Rev, Ser A, AGM	5.00%	11/01/34	367,741
	California — 7.5%
1,245,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,391,422
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	4,529,407
2,400,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,422,482
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	3,179,368
225,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/31	250,479
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/32	222,415
230,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	255,497
150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	157,071
250,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	258,800

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	$497,095
800,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (c)	4.50%	07/01/26	802,448
460,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/32	470,912
480,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/33	490,969
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/43	2,010,580
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (c)	4.00%	07/01/26	448,713
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (c)	5.00%	07/01/32	797,250
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (c)	5.00%	07/01/40	666,591
225,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	228,467
480,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	480,115
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	421,154
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	646,739
2,025,000	CA St Infra & Econ Dev Bank Rev Brightline E Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/30/25) (c)	3.95%	01/01/50	2,025,190
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (a)	5.38%	07/01/34	446,818
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (c)	4.00%	07/01/26	294,313
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (c)	5.00%	07/01/38	490,270
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,525,813
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,813,245
1,000,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.25%	11/01/35	1,181,579
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	209,208
900,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A, AGM	4.00%	02/01/40	900,237
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A, AGM	4.00%	02/01/41	993,485
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,269,232
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	609,055
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/35	1,014,385
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,012,366
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,139,071
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	3,509,317
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	737,472
650,000	CA St Muni Fin Auth Rev Sr Lien Linxs APM Proj, Ser A-P3 Proj, AMT	5.00%	06/30/28	678,747
2,750,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,749,579
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Sustainable Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	1,002,092
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	1,001,283
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser B (Mandatory Put 05/01/24) (c)	4.38%	08/01/24	1,500,000
4,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser A2, AMT (Mandatory Put 04/15/24) (c)	4.00%	11/01/42	4,000,198
5,990,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (c)	5.00%	07/01/37	5,996,070

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	$1,064,124
4,015,000	CA St Ref, AGM	5.25%	08/01/32	4,811,822
500,000	CA St Ref, Ser C	5.00%	09/01/32	514,228
350,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/30	358,189
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/33	464,056
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (c)	5.00%	11/01/32	512,135
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	104,877
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	204,514
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	394,991
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	338,544
250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	280,374
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (c)	4.00%	07/01/56	723,457
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (c)	4.00%	07/01/56	733,652
2,160,000	Etiwanda CA Sch Dist Cmnty Facs Dist #9 Spl Tax Ref	5.00%	09/01/35	2,216,616
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	130,082
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	155,691
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	158,715
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	162,130
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	165,394
250,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/27	253,585
265,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/28	270,238
280,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/29	287,294
535,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/36	543,725
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS (Pre-refunded maturity 10/01/24)	5.00%	04/01/32	506,736
300,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/39	305,783
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,403,981
2,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/43	2,081,867
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	192,822
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	402,072
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	137,433
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,177,938
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	849,489
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	947,042
2,620,000	Long Beach CA Unif Sch Dist Ref	4.00%	08/01/31	2,697,995

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$190,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	$215,424
4,000,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/39	4,345,558
1,340,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Priv Activity, Ser H, AMT	5.00%	05/15/41	1,449,933
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.00%	05/15/34	1,689,540
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.50%	05/15/35	1,757,662
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	412,952
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/36	2,148,337
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	2,230,122
3,645,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	4,077,986
3,000,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	3,336,224
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	105,318
1,260,000	Marina Coast CA Wtr Dist Enterprise Rev, COPS	4.00%	06/01/44	1,274,956
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	334,923
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	186,468
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	159,795
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	154,449
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	175,500
2,350,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	2,683,124
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/26	114,129
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	179,625
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003- 1, Ser A	5.00%	09/01/43	510,872
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	502,763
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	217,433
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	228,305
315,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/39	335,244
480,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/44	502,099
110,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/30	117,038
100,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/31	106,273
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	350,749
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	586,623
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	207,960
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	294,801
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	473,222

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	$625,089
260,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/30	265,355
220,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/31	224,415
315,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/32	321,228
515,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/33	524,590
615,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/35	621,655
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	541,961
2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/46	2,101,306
1,250,000	San Diego Cnty CA Regl Transprtn Commn Sales Tax Rev, Ser A	5.00%	04/01/35	1,319,547
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,108,426
7,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	7,399,672
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/40	2,105,705
700,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac & Svcs, Ser A (c)	4.00%	09/01/41	644,686
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	188,408
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	147,816
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	340,937
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	248,983
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	304,709
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	491,590
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/46	908,740
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	295,726
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	804,250
2,110,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	2,370,572
1,665,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/41	1,868,460
1,000,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,102,035
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	156,320
375,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/39	380,718
160,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/35	163,491
255,000	Tahoe Truckee CA Unif Sch Dist, COPS, BAM	4.00%	06/01/36	259,438
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	101,884
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento CO Tocacco Secur Corp Class 1, Ser A	4.00%	06/01/37	1,013,695
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego CO Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/34	1,092,781
1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego CO Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/35	1,630,034
865,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	888,491

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	$312,785
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,101,342
				148,720,837
	Colorado — 6.8%
5,000,000	Adams & Weld Cntys Co Sch Dist #27J Brighton	5.00%	12/01/40	5,125,427
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	951,249
1,000,000	Bennett Ranch Met Dist #1 Co, Ser A (a)	5.00%	12/01/51	886,111
225,000	Breckenridge CO Ref, Ser B, COPS	5.00%	12/01/32	257,285
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,181,455
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	470,579
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	264,090
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	644,917
1,010,000	Cathedral Pines CO Met Dist Ref	5.00%	12/01/37	1,028,985
880,000	Centrl Weld Cnty CO Wtr Dist Rev, AGM	4.00%	12/01/38	908,657
400,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/49	400,608
495,000	CO Springs Co Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	510,609
1,585,000	CO Springs Co Pikes Peak Americas Mountain Enterprise Pikes Peak	5.25%	12/01/48	1,688,382
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (c)	5.00%	07/01/36	1,945,272
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/28	671,015
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/35	2,277,028
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/45	4,011,549
4,215,000	CO St Hlth Facs Auth Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	4,289,990
1,245,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	1,252,615
250,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	269,248
4,630,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	4,570,724
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,624,534
3,025,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	3,130,021
1,750,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	4.00%	08/01/49	1,651,286
300,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	301,015
350,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	353,435
7,580,000	CO St Hlth Facs Auth Rev Ref Scl Hlth Sys, Ser B	4.00%	01/01/40	7,661,166
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (a) (d)	5.25%	11/01/32	300,000
325,000	CO St Ref, COPS	4.00%	06/15/37	340,172
2,500,000	CO St, Ser A, COPS	5.00%	12/15/34	2,895,880
1,085,000	CO St, Ser A, COPS	4.00%	12/15/37	1,131,629
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	194,333
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	349,178
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	535,675
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	350,705

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	$525,223
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	5,312,292
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	5,298,998
750,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.25%	11/15/36	863,730
500,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.50%	11/15/41	566,566
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,061,829
1,300,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/41	1,497,921
5,000,000	Denver City & Cnty CO Arpt Rev Sub Sys, Ser B	5.00%	11/15/43	5,002,892
4,465,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	4,846,768
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,692,563
2,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/47	2,116,817
3,190,000	Denver City & Cnty CO Sch Dist #1 Ref, Ser B	3.50%	12/01/28	3,196,111
1,000,000	Denver CO City & Cnty Dedicated Tax Rev, Ser A-1	5.00%	08/01/41	1,033,295
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	622,550
1,790,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,802,580
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (c)	5.00%	12/01/51	1,725,607
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	546,997
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	423,744
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	230,948
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	203,281
3,235,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	3,030,674
1,000,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.38%	12/01/47	844,901
685,000	Lakes at Centerra Met Dist No 2 CO Impt, Ser A	4.63%	12/01/27	680,054
2,250,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/39	2,230,039
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	958,195
300,000	Larimer Weld & Boulder Cnty Co Sch Dist #R-2J Thompson	5.00%	12/15/30	332,923
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	100,044
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	175,448
2,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	2,218,267
1,170,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	1,086,938
1,700,000	Nexus N at Dia Met Dist CO	5.00%	12/01/51	1,489,513
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	153,964
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	153,562
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	158,487
2,950,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	3,074,064
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	30,403
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	457,421
1,300,000	Park Creek Met Dist Ltd Property Tax Supported Rev, Ser A, AGM	5.00%	12/01/43	1,419,747
1,150,000	Peak Met Dist #1 CO, Ser A (c)	5.00%	12/01/51	1,026,261
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	896,384
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,095,728
500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	4.13%	12/15/27	497,380
2,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	5.00%	12/15/41	2,504,334
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	620,824

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$5,235,000	Rampart Range CO Met Dist #1 Ltd Tax Supported & Spl Rev Ref & Impt, AGM	5.00%	12/01/42	$5,469,979
500,000	Ravenna CO Met Dist Ref, AGM	5.00%	12/01/38	552,056
1,000,000	Ridgeline Vista Met Dist CO, Ser A	5.25%	12/01/60	882,890
2,500,000	Riverwalk Metro Dist #2 CO, Ser A	5.00%	12/01/42	2,323,058
1,000,000	Sagebrush Farm Met Dist #1 CO Sr Bonds, Ser A	6.38%	12/01/42	1,018,936
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	186,789
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	1,960,004
500,000	Telluride CO, COPS	5.00%	12/01/43	556,905
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1	4.50%	12/01/37	726,356
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1	4.50%	12/01/42	680,518
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,380,097
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	500,115
1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	1,331,743
				135,800,537
	Connecticut — 2.9%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,016,427
445,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/34	486,842
4,700,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	4,739,970
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,031,456
5,130,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/42	5,145,107
1,030,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/47	1,006,679
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,045,503
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,305,337
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	202,432
300,000	CT St Hsg Fin Auth Hsg Mtge Fin Prog Ref, Subser A-1	3.65%	11/15/32	300,151
1,765,000	CT St Muni Elec Energy Coop Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/38	2,009,123
5,490,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	6,112,229
1,680,000	CT St Spl Tax Oblig Rev, Ser A	5.25%	07/01/43	1,949,861
1,445,000	CT St, Ser A	5.00%	04/15/29	1,550,750
5,000,000	CT St, Ser A	4.00%	01/15/37	5,219,631
5,145,000	CT St, Ser A	4.00%	04/15/37	5,312,391
5,695,000	CT St, Ser A	4.00%	01/15/38	5,899,495
4,000,000	CT St, Ser B	5.00%	06/15/25	4,110,567
625,000	Hamden CT, BAM	6.00%	08/15/33	707,705
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (c)	5.00%	04/01/39	506,332
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,636,194
4,000,000	Univ of Connecticut CT, Ser A	5.00%	02/15/39	4,402,974
				57,697,156
	Delaware — 0.7%
3,000,000	DE St Econ Dev Auth Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc, Ser B	5.00%	11/15/43	3,109,762
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	336,233
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	4,797,088
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,237,639
1,821,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (c)	5.00%	07/01/28	1,838,491
				13,319,213

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District Of Columbia — 0.5%
$1,745,000	Dist of Columbia Wtr & Swr Auth Pub Util Rev Sustainable Bond, Ser A	5.00%	10/01/39	$1,870,895
1,640,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, AMT	5.00%	10/01/35	1,716,417
3,175,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,507,453
2,100,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT, NATL-RE	5.00%	10/01/34	2,102,560
700,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/42	771,624
				9,968,949
	Florida — 6.1%
255,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	250,239
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	839,850
545,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	474,872
2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	3,124,592
1,760,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (c)	4.50%	05/01/33	1,763,640
955,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	793,657
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,010,869
200,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	199,221
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	2,885,699
1,450,000	Broward Cnty FL Convention Ctr Hotel Rev First Tier	5.00%	01/01/32	1,689,916
1,500,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (c)	5.00%	10/01/34	1,512,824
1,840,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	1,846,253
500,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	493,598
1,000,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	4.50%	05/01/52	912,040
930,000	Cypress Mill CDD FL Spl Assmnt CDD Assmnt Area Two Proj	4.00%	06/15/40	828,739
320,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	306,784
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	822,348
995,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	804,079
130,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	124,524
845,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (c)	5.00%	11/01/29	857,580
1,790,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (c)	5.50%	11/01/39	1,828,702
970,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	752,901
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,007,005
1,060,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A (e)	5.00%	08/01/42	1,142,792
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	200,406
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	156,427
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/35	310,383
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	404,745
750,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/55	629,022
725,000	FL St Govtl Util Auth Util Rev Ref, AGM	4.00%	10/01/37	742,837
825,000	FL St Govtl Util Auth Util Rev Ref, AGM	4.00%	10/01/38	836,205
1,000,000	Fort Pierce FL Utils Auth Ref, Ser A, AGM	5.00%	10/01/35	1,152,192

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$500,000	Gainesville FL Utils Sys Rev Var Ref Remk, Ser B (b)	3.05%	10/01/42	$500,000
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,042,012
105,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	105,076
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	372,654
1,000,000	Jacksonville FL Hlth Care Facs Rev Ref Baptist Hlth	5.00%	08/15/35	1,049,150
1,825,000	JEA FL Elec Sys Rev Ref Sub, Ser III B	5.00%	10/01/31	1,956,936
6,000,000	JEA FL Elec Sys Rev Ref Subord, Ser A	4.00%	10/01/35	6,175,229
1,000,000	Lakeland FL Energy Sys Rev Ref	5.00%	10/01/42	1,116,900
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth (Pre-refunded maturity 11/15/24)	5.00%	11/15/33	1,248,846
1,500,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AGM	5.25%	10/01/48	1,656,293
460,000	Lee Cnty FL Indl Dev Auth Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	457,007
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	326,962
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,352,269
4,225,000	Lee Memorial Hlth Sys FL Hosp Rev Ref, Ser A-1	5.00%	04/01/44	4,407,100
1,265,000	Miami FL Spl Oblg Ref Street & Sidewalk Impt Prog, Ser A, AGM (c)	5.00%	01/01/35	1,363,062
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	279,139
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,015,087
2,575,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,598,929
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,701,240
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/25	446,880
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	566,728
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,232,804
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/42	2,145,280
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,119,093
105,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/24	104,821
720,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	705,038
1,385,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,305,442
780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	795,420
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	357,596
145,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/36	165,315
500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/37	565,050
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/41	1,656,366
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	683,159
345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	346,521
200,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/32	228,833
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	780,499
1,880,000	Pasco Cnty FL Sch Brd, Ser C, COPS, AGM	5.00%	08/01/34	2,124,200
4,250,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (a) (f)	5.88%	01/01/33	4,101,700
605,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	517,605
2,150,000	Putnam Cnty FL Dev Auth Ref Seminole Proj, Ser A	5.00%	03/15/42	2,243,454

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$45,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	3.50%	05/01/24	$44,916
815,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.50%	05/01/40	792,894
500,000	Ridge at Apopka CDD FL Spl Assmnt	5.38%	05/01/42	497,368
285,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	275,873
210,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	205,980
2,000,000	S Broward FL Hosp Dist Ref	4.00%	05/01/33	2,034,518
205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	189,393
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	436,064
1,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	942,675
6,000,000	Saint Lucie Cnty FL Sol Wst Disp Ref FL Pwr & Light Co Proj (b)	3.35%	05/01/24	6,000,000
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (c)	4.13%	06/15/39	302,132
500,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	492,197
1,745,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,657,955
1,615,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,317,870
3,635,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	2,828,004
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (c)	5.00%	03/01/30	2,252,343
105,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (c)	4.00%	11/01/24	104,763
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two A Proj	5.13%	11/01/34	2,885,527
1,250,000	Summer Woods CDD FL Spl Assmnt Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,015,246
125,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/27	132,220
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	133,057
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	221,319
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	276,075
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	275,145
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	406,561
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	302,949
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	251,575
810,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	775,999
1,250,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	1,089,125
870,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	861,892
45,000	Timber Creek CDD FL Spl Assmnt Rev (c)	4.13%	11/01/24	44,943
775,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/26	773,913
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/28	826,352
100,000	UCF Stadium Corp FL Rev Ref, Ser A	5.00%	03/01/24	100,088
1,750,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	5.13%	05/01/44	1,761,091
40,000	Villamar CDD FL Spl Assmnt	3.75%	05/01/24	39,948
1,000,000	Villamar CDD FL Spl Assmnt Area Six Proj (c) (e)	5.50%	05/01/44	1,012,472
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	70,560
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	508,117
835,000	Westside FL CDD Spl Assmnt Rev Ref (c)	4.10%	05/01/37	775,115
1,455,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,463,861
110,000	Wildblue CDD FL Spl Assmnt (c)	3.50%	06/15/24	109,694
				121,108,425

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia — 4.3%
$8,980,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	$9,015,653
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	1,001,331
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,367,451
650,000	Atlanta GA Tax Allocation Ref Eastside Proj (Pre-refunded maturity 01/01/26)	5.00%	01/01/30	677,134
3,500,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	3,518,794
1,300,000	Brookhaven Dev Auth GA Children’s Hlthcare of Atlanta, Ser A	5.00%	07/01/35	1,441,554
5,000,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (b)	3.70%	11/01/52	5,000,000
4,400,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, Ser 1 (b)	3.70%	11/01/48	4,400,000
6,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	3.65%	11/01/52	6,000,000
600,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/31	688,476
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/36	290,953
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/37	288,311
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/38	284,449
3,000,000	Coweta Cnty GA Dev Auth Var Yates Proj 1St Rmkt (b)	3.70%	06/01/32	3,000,000
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	647,143
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	360,848
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	411,547
2,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	2,791,160
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	825,435
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	976,940
2,525,000	GA St Hsg & Fin Auth Rev Sf Mtge, Ser C	3.25%	12/01/33	2,459,812
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	41,373
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	251,205
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	879,914
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,031,141
3,625,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	3,642,339
14,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	14,518,122
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/30)	5.00%	06/01/53	2,643,418
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	2,141,539
2,795,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	2,964,957

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$2,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	$2,399,129
2,500,000	Monroe Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Scherer Proj 2nd Ser Remk (Mandatory put 03/06/26)	3.88%	12/01/41	2,506,899
600,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/38	670,836
350,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	4.00%	01/01/39	356,666
320,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	4.00%	01/01/40	324,270
1,815,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A, BAM	5.00%	01/01/45	1,935,665
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	301,979
1,175,000	Priv Clgs & Univs Auth GA Savannah Clg of Art & Design Proj (Pre-refunded maturity 04/01/24)	5.00%	04/01/33	1,178,414
				85,234,857
	Guam — 0.1%
1,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	1,036,395
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	318,142
				1,354,537
	Hawaii — 0.4%
1,840,000	HI St Arpts Sys Rev, Ser A, AMT	4.00%	07/01/35	1,869,269
3,460,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	3,553,004
455,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref First Bond Resolution, Ser B	5.00%	07/01/40	492,854
2,450,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	2,473,270
				8,388,397
	Idaho — 0.3%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,009,188
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/25	1,007,577
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,287,148
2,000,000	ID St Hlth Facs Auth Rev Ref St Luke’s Hlth Sys Proj, Ser A	5.00%	03/01/34	2,119,845
				5,423,758
	Illinois — 4.7%
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,065,649
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,065,810
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,176,345
1,000,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/36	1,122,488
1,250,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/37	1,390,356
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	511,266
3,435,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,653,807
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/37	547,169
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/38	543,426
2,600,000	Chicago IL Chicago Wks, Ser A	5.00%	01/01/35	2,861,780
2,000,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/41	2,127,682
560,000	Chicago IL ETM, Ser A	5.00%	01/01/27	595,881
1,375,000	Chicago IL Midway Arpt Rev Ref 2nd Lien, Ser A, AMT	5.00%	01/01/34	1,378,896
200,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.50%	01/01/37	233,080
500,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.75%	01/01/42	572,340
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	312,288

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$325,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/34	$362,160
3,320,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/36	3,518,431
2,100,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	2,212,988
1,500,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser A, AMT	5.00%	01/01/33	1,514,224
2,675,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/31	2,700,648
610,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/34	615,710
1,350,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,396,934
2,155,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/37	2,199,468
450,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	454,967
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	524,365
125,000	Chicago IL Ref, Ser C, CABS	(g)	01/01/25	120,323
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	505,772
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	662,018
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	271,104
1,500,000	Chicago IL Unrefunded, Ser A	5.00%	01/01/27	1,565,409
2,425,000	DuPage & Cook Cntys IL Twp High Sch Dist #86 Hinsdale	4.00%	01/15/36	2,482,743
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	509,693
240,000	IL St	5.00%	05/01/24	240,862
125,000	IL St	5.00%	06/01/27	129,671
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/33	352,739
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/34	921,871
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/35	1,045,557
300,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/36	320,779
1,000,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	1,010,274
500,000	IL St Fin Auth Rev Loc Govt Prog E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	549,302
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	871,041
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	35,220
4,350,000	IL St Fin Auth Rev Township High Sch Dist #207 Proj	4.00%	12/01/38	4,463,656
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	509,427
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	97,158
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	475,105
2,170,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore Hhdc (Mandatory put 02/01/26)	5.00%	02/01/27	2,225,103
115,000	IL St Ref, Ser B	5.00%	10/01/24	116,177
3,175,000	IL St Sales Tax Rev Junior Oblig, Ser A, BAM	3.00%	06/15/34	2,978,612
100,000	IL St Sales Tax Rev Ref Junior Oblig Build IL Bonds, Ser C	5.00%	06/15/29	110,674
500,000	IL St Toll Hwy Auth Ref Sr, Ser A	5.00%	01/01/38	584,708
1,500,000	IL St, Ser A	5.00%	12/01/26	1,576,191
2,500,000	IL St, Ser A	5.50%	03/01/42	2,808,933
2,000,000	IL St, Ser B	4.00%	12/01/37	2,008,486

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$750,000	IL St, Ser B	5.25%	05/01/38	$840,874
1,000,000	IL St, Ser B	5.25%	05/01/39	1,115,801
6,200,000	IL St, Ser C	5.00%	11/01/29	6,621,889
1,005,000	IL St, Ser D	5.00%	11/01/24	1,016,733
325,000	IL St, Ser D	5.00%	11/01/26	340,935
1,500,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (c)	4.82%	01/01/41	1,407,877
500,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/28	516,622
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/39	1,307,922
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/40	775,300
3,635,000	Morton Grove Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	3,878,874
405,000	Peoria IL Ref, Ser C, AGM	4.00%	01/01/33	427,546
1,000,000	Piatt Champaign & DE Witt Cntys IL Cmnty Unit Sch Dist # 25 Ref, Ser B, BAM	5.00%	11/01/33	1,055,418
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	684,318
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	110,435
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	126,344
950,000	Sales Tax Securitization Corp IL Ref, Ser C	5.50%	01/01/36	1,050,450
1,025,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/43	1,092,738
885,000	Skokie IL Park Dist, Ser A	5.00%	12/01/34	1,009,871
510,000	Skokie IL Park Dist, Ser A	5.00%	12/01/35	580,565
3,000,000	Tender Option Bond Trust Receipts Ctfs Putters Xm1038, Ser 2022, AGM (b) (c)	4.80%	01/01/30	3,000,000
1,560,000	Woodford Mclean & Livingston Cntys IL Cmnty United Sch Dist, Ser B, BAM	4.00%	11/01/36	1,605,053
				92,772,331
	Indiana — 1.3%
2,270,000	Avon IN Cmnty Sch Bldg Corp	5.00%	01/15/41	2,508,851
3,080,000	Borden Henryville Multi Sch Bldg Corp IN	5.00%	07/15/39	3,357,941
1,920,000	Carmel IN Loc Pub Impt Bond Bank Multipurpose, Ser 2016	5.00%	07/15/34	2,000,002
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (c)	5.30%	01/01/32	222,814
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	3,023,265
1,500,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,525,489
2,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	2,220,945
430,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	420,476
1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	1,297,486
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/40	1,090,798
600,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (a) (f)	5.25%	07/01/28	601,141
1,000,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (a) (f)	5.88%	07/01/38	1,005,139
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	520,336
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	289,243
2,800,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	2,861,932
1,080,000	Msd Warren Twp IN Vision 2005 Sch Bldg Corp Rev	3.00%	07/10/35	1,017,304

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	$1,529,770
330,000	Zionsville IN Cmnty Schs Bldgcorp	4.00%	07/15/33	343,901
				25,836,833
	Iowa — 0.6%
1,000,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/33	1,099,321
720,000	Altoona IA, Ser A, COPS, BAM	5.00%	06/01/34	793,382
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,421,481
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	3,152,772
3,190,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	3,270,917
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	5.00%	06/01/32	222,059
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	311,377
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	202,051
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	301,443
				11,774,803
	Kansas — 0.7%
425,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	417,990
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,295,197
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,535,120
1,900,000	KS St Dept of Transprtn Hwy Rev	5.00%	09/01/35	1,946,573
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	516,935
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	645,542
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	593,825
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	515,179
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	538,560
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	613,050
1,045,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,059,789
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (c)	5.75%	09/01/39	1,981,678
475,000	Wyandotte Cnty KS Kansas City Unif Govt Util Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	478,356
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Util Sys Rev, Ser A	5.00%	09/01/40	2,033,041
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM (Pre- refunded maturity 09/01/27)	5.00%	09/01/32	162,234
				14,333,069
	Kentucky — 2.7%
5,100,000	Boyle Cnty KY Eductnl Facs Rev Ref Centre Clg, Ser A	5.25%	06/01/43	5,571,187
500,000	Hazard KY Hlthcare Rev Ref Appalachian Regl Hlthcare Proj	4.00%	07/01/39	486,769
3,500,000	KY Bond Dev Corp Indl Bldg Rev KY Communications Network Auth Proj, BAM	5.00%	09/01/49	3,683,820
145,000	KY St Econ Dev Fin Auth Baptist Hlthcare System, Ser B	5.00%	08/15/28	153,846
275,000	KY St Econ Dev Fin Auth Baptist Hlthcare System, Ser B	5.00%	08/15/36	286,762
2,950,000	KY St Econ Dev Fin Auth Baptist Hlthcare System, Ser B	5.00%	08/15/46	3,001,101
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(g)	10/01/25	149,820
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	619,107
3,795,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/44	3,926,753
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	786,204

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	$958,707
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,630,266
6,300,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	6,313,137
440,000	KY St Univ Proj, COPS, BAM	4.00%	11/01/46	436,409
1,500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	1,484,935
3,315,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	3,449,799
1,120,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	1,164,508
1,300,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/40	1,418,783
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/41	1,087,753
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sustainable Bond, Ser A	5.00%	05/15/29	326,172
16,200,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (b)	4.05%	08/01/61	16,200,000
1,000,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,013,823
				54,149,661
	Louisiana — 1.2%
1,260,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/35	1,327,970
1,520,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/36	1,590,003
6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	6,507,751
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,044,080
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	264,058
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,766,734
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,435,402
1,525,000	LA St Pub Facs Authsol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (c)	5.00%	10/01/43	1,549,067
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	779,241
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/29	780,070
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	207,967
1,305,000	New Orleans LA Wtr Rev (Pre-refunded maturity 12/01/25)	5.00%	12/01/34	1,354,411
1,050,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/28	1,066,703
1,000,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	988,706
625,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser B, AGM	5.00%	12/01/32	670,726
1,650,000	Shreveport LA Wtr & Swr Rev, Ser B, BAM	5.00%	12/01/30	1,665,376
				22,998,265
	Maryland — 1.1%
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	558,188
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	635,307

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	$609,481
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	694,961
650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	654,094
700,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/38	700,157
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,037,712
100,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.75%	06/01/24	99,485
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.80%	06/01/25	122,584
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.85%	06/01/26	130,684
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	569,264
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	480,407
600,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Sr Univ MD Proj	4.00%	07/01/24	598,694
2,490,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,589,112
5,000,000	MD St First Ser	4.00%	06/01/29	5,010,328
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/30	837,971
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	247,927
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	220,753
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	660,117
1,000,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	09/01/37	1,159,939
2,685,000	Univ Sys of MD Auxilary Fac & Tuition Rev, Ser A	4.00%	04/01/34	2,737,578
				21,354,743
	Massachusetts — 1.0%
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	2,341,708
2,155,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,191,589
5,000,000	MA St Consolidated Loan, Ser A	5.00%	01/01/49	5,537,380
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (c)	5.00%	11/15/28	262,775
3,920,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/32	4,282,679
1,555,000	MA St Port Auth, Ser C, AMT	5.00%	07/01/31	1,699,365
2,000,000	MA St Transprtn Fund Rev Rail Enhancement Prog, Ser A	5.00%	06/01/45	2,033,265
2,000,000	MA St, Ser C	5.00%	05/01/32	2,007,173
				20,355,934
	Michigan — 3.4%
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	241,254
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	502,509
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	158,382
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	162,755
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	103,899
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	154,549
2,500,000	Grand Rapids MI Santn Swr Sys Rev	5.00%	01/01/43	2,630,597
2,000,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser A	5.00%	07/01/37	2,352,539
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/31	1,047,285
4,965,000	Kalamazoo MI Hosp Fin Auth Unrefunded Ref Bronson Hlthcare Grp	4.00%	05/15/36	5,000,638

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$3,630,000	Kentwood MI Pub Schs, Ser II, AGM	5.00%	05/01/46	$3,991,347
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,353,393
1,000,000	Marquette MI Brd of Light & Pwr Elec Util Sys Rev Ref, Ser A	5.00%	07/01/29	1,037,746
3,100,000	MI St Bldg Auth Rev Var Facs Prog Multi-Modal, Ser I (b)	4.65%	04/15/58	3,100,000
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	890,398
2,000,000	MI St Fin Auth Rev Henry Ford Hlth Sys, Ser A	5.00%	11/15/48	2,074,834
325,000	MI St Fin Auth Rev Loc Govt Loan Pgm Great Lakes Wtr Auth Ref 2nd Lien, Ser C	5.00%	07/01/27	331,688
2,000,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	4.00%	02/15/47	1,927,272
375,000	MI St Fin Auth Rev Prerefunded CHE Trinity Hlth Credit Grp Ref, Ser 2013-5 (Pre-refunded maturity 12/01/29)	4.00%	12/01/40	406,006
2,460,000	MI St Fin Auth Rev Ref 2nd Lien Great Lakes Wtr Auth, Ser C-7, NATL-RE	5.00%	07/01/29	2,474,774
1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	1,232,345
2,155,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp Remk, Ser 2013-4	5.00%	12/01/39	2,304,305
1,000,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp, Ser 2013-2 Remk 12/18/19	4.00%	12/01/35	1,036,947
1,955,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	1,943,848
665,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	656,480
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,033,945
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,018,535
7,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	7,046,083
2,405,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/34	2,420,337
4,000,000	MI St Fin Auth Rev Ref Sr Lien Great Lakes Wtr Auth, Ser C-6	5.00%	07/01/33	4,026,003
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,634,705
565,000	MI St Hosp Fin Auth Ref Ascenion Sr Credit Remk, Ser F7	5.00%	11/15/47	575,616
1,000,000	MI St Univ Revs Brd of Trustees, Ser B	5.00%	02/15/34	1,110,258
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	725,020
4,500,000	Univ of Michigan MI, Ser A	3.00%	04/01/28	4,500,303
1,990,000	Utica MI Cmnty Schs Ref Sch Bldg & Site	5.00%	05/01/31	2,082,742
2,800,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	2,863,215
				68,152,552
	Minnesota — 0.6%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	392,194
1,000,000	Minneapolis MN Hlth Care Sys Rev Var Allina Hlth Sys, Ser A (Mandatory put 11/15/28)	5.00%	11/15/52	1,084,245
950,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/39	999,170
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,518,346
285,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/40	322,377
1,760,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/44	1,943,484
580,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	591,066
4,000,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	4,075,792
				11,926,674

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Mississippi — 0.6%
$2,700,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (b)	3.50%	07/01/25	$2,700,000
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	5,081,606
2,000,000	MS St, Ser A (Pre-refunded maturity 11/01/26)	5.00%	11/01/33	2,125,199
500,000	W Rankin MS Util Auth Rev, AGM (Pre-refunded maturity 01/01/25)	5.00%	01/01/32	509,044
1,150,000	Warren Cnty MS Lease Pur Jail Proj, COPS, BAM	6.00%	09/01/43	1,353,202
				11,769,051
	Missouri — 1.3%
285,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/30	298,430
300,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/31	313,326
2,150,000	Jackson Cnty MO Consol Sch Dist #4	4.00%	03/01/31	2,215,628
2,000,000	Jackson Cnty MO Consol Sch Dist #4	5.00%	03/01/35	2,114,766
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	707,611
1,955,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/30	2,091,289
1,260,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/46	1,294,195
2,165,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Modernization, Ser A, AMT	5.00%	03/01/29	2,310,824
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,082,054
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	226,147
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	426,228
1,000,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/38	1,003,403
500,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev CoxHealth & Oblig Grp, Ser A	5.00%	11/15/37	531,746
550,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Mercy Hlth	5.50%	12/01/42	631,850
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	715,057
245,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/25	245,016
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	980,913
650,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	634,517
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	1,900,369
2,120,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/31	2,032,372
555,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	528,636
160,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/28	161,177
1,135,000	St Louis Cnty MO Pattonville Sch Dist #R-3	5.50%	03/01/39	1,302,452
1,010,000	St Louis Cnty MO Pattonville Sch Dist #R-3	5.50%	03/01/40	1,151,130
1,295,000	St Louis Cnty MO Spl Oblig Convention Ctr, Ser A	5.25%	12/01/38	1,423,999
				26,323,135
	Nebraska — 0.5%
5,870,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/29	6,175,238
3,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	3,171,580
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	514,757
				9,861,575
	Nevada — 0.8%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	779,378

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$2,505,000	Clark Cnty NV Arpt Rev Ref, Ser B	5.00%	07/01/38	$2,736,582
1,750,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr CO Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	1,747,797
4,000,000	Clark Cnty NV Sch Dist, Ser A	5.00%	06/15/37	4,559,469
250,000	Las Vegas NV Spl Impt Dist #816 Spl Impt District No 816 Summerlin Vlg 22	2.25%	06/01/27	229,432
250,000	Las Vegas NV Spl Impt Dist #816 Spl Impt District No 816 Summerlin Vlg 22	2.50%	06/01/28	225,078
1,230,000	Las Vegas Vly NV Wtr Dist Ref Wtr Impt, Ser A	5.00%	06/01/46	1,263,030
115,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.50%	06/01/24	114,771
135,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	134,533
170,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	168,816
230,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	227,228
240,000	NV Dept of Busn & Industry NV Doral Academy, Ser A	5.00%	07/15/27	242,683
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	317,869
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	1,007,204
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	291,112
1,770,000	Washoe Cnty NV Hwy Rev Ref Fuel Tax	5.00%	02/01/42	1,874,988
				15,919,970
	New Jersey — 2.1%
2,000,000	Gloucester Twp NJ, Ser A, BANS	5.00%	07/25/24	2,014,384
150,000	NJ St Econ Dev Auth Mtr Vehcl Sur Rev, Ser A, NATL-RE	5.25%	07/01/24	150,843
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	477,362
2,000,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bond, Ser A	5.25%	11/01/40	2,275,246
3,250,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/39	3,513,911
3,880,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/44	4,115,331
1,050,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	5.00%	06/15/31	1,197,503
350,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	4.00%	06/15/35	365,703
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	496,996
750,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	753,117
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(g)	12/15/25	1,207,147
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/28	172,254
2,500,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	2,836,460
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	1,928,991
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	151,600
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/26	3,220,133
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	547,884
2,250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/31	2,463,928
1,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/34	1,087,608
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	106,721
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	240,917
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/34	1,087,608
2,000,000	NJ St Turnpike Auth Turnpike Rev, Ser A	5.00%	01/01/32	2,011,237
945,000	Tobacco Stlmt Fing Corp NJ Ref Sub, Ser B	5.00%	06/01/46	961,527

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	$528,540
1,850,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/37	1,957,695
5,505,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.25%	06/01/46	5,687,332
				41,557,978
	New Mexico — 0.5%
325,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/32	343,406
265,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/31	301,591
185,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/32	210,405
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	329,503
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,013,158
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	583,893
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	384,659
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	304,511
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	228,947
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	237,405
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	245,770
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	254,317
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	362,868
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	885,564
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	1,009,171
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,367,669
				9,062,837
	New York — 5.8%
3,000,000	Auburn NY, Ser B, BANS	4.50%	08/15/24	3,001,309
460,000	Buffalo NY Muni Wtr Fin Auth, Ser A, AGM	4.00%	07/01/49	456,293
415,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/36	450,332
2,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	2,099,452
2,700,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,728,416
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	521,248
2,000,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/42	2,085,135
5,000,000	Long Island NY Pwr Auth Elec Sys Rev Elec Sys Rev Gen, Ser A, BAM	5.00%	09/01/44	5,027,596
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	402,735
5,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	4,985,691
750,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd Gen Resolution, Ser CC-1	4.00%	06/15/42	759,089
175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	190,278
1,000,000	New York City NY Transitional Fin Auth Bldg Aid Rev Subord Ref, Ser S-2A	5.00%	07/15/34	1,087,667
2,000,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	2,327,981
10,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/37	10,321,770

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	$2,554,920
4,000,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-1	5.25%	08/01/40	4,649,186
5,690,000	NY NY, Ser A, Subser A-1	4.00%	08/01/40	5,744,317
5,730,000	NY NY, Ser B, Subser B-1	5.25%	10/01/39	6,664,871
2,925,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	3,360,353
6,000,000	NY NY, Ser F-1	5.00%	03/01/42	6,615,640
450,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	462,439
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	317,323
500,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	553,363
8,000,000	NY St Dorm Auth Sales Tax Rev Ref Grp 3, Ser E	5.00%	03/15/38	8,614,814
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,662,779
2,850,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser E	5.00%	03/15/34	2,933,645
195,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	192,829
2,225,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/40	2,530,662
4,185,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/41	4,730,459
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	1,249,969
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	2,855,281
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev LaGuardia Arpt Terminal C&D Redev Proj, AMT	6.00%	04/01/35	1,124,033
750,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT, AGM	5.50%	06/30/42	832,719
500,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT, AGM	5.50%	06/30/43	552,955
750,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT, AGM	5.50%	06/30/44	827,311
465,000	Port Auth of NY & NJ NY Ref Consol, Ser 186, AMT	5.00%	10/15/35	467,833
5,000,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	5,157,755
150,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	148,154
8,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	7,286,678
2,165,000	Util Debt Securitization Auth NY Ref Restructuring Bonds, Ser TE-1	5.00%	12/15/39	2,514,818
750,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.25%	11/01/34	874,114
675,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/48	769,982
500,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/49	568,939
400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	391,592
850,000	Yonkers NY, Ser F, BAM	5.00%	11/15/40	965,927
500,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	564,621
				115,185,273
	North Carolina — 0.9%
250,000	Buncombe Cnty NC Ltd Oblig Ref Rev, Ser A	5.00%	06/01/29	281,061
575,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Ref Carolinas Hlthcare Sys, Ser A	5.00%	01/15/34	598,500
890,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/29	967,602

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$925,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/42	$1,049,797
500,000	Charlotte NC Arpt Rev, Ser B, AMT	5.00%	07/01/40	548,097
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	785,141
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,385,479
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,022,400
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	920,366
375,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser A	5.00%	02/01/32	425,120
1,500,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	1,551,550
500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	445,891
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,303,350
3,500,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	3,500,000
2,450,000	Wake Cnty NC Ltd Oblig	4.00%	03/01/38	2,563,484
				17,347,838
	Ohio — 3.2%
750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	739,623
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	878,495
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	102,113
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	198,399
1,000,000	Brunswick OH City Sch Dist, BAM	5.25%	12/01/53	1,082,434
3,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 1, Ser A-2	4.00%	06/01/37	3,045,614
2,375,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	2,245,724
370,000	Butler Cnty OH Port Auth Econ Dev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	351,250
1,000,000	Chillicothe OH City Sch Dist Ref, AGM	4.00%	12/01/31	1,001,515
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref, Ser A, AGM	5.00%	11/15/24	81,226
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref, Ser A, AGM	5.00%	11/15/24	425,642
5,000,000	Columbus OH, Ser A	3.00%	07/01/27	5,002,803
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	344,997
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	278,297
380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	422,795
2,100,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	1,722,351
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,035,029
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,073,441
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,181,556
575,000	Miamisburg OH City Sch Dist Ref (Pre-refunded maturity 12/01/25)	5.00%	12/01/35	597,294
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	406,423

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$1,375,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	$1,373,910
600,000	NE OH Med Univ Gen Recpts Ref, Ser A	4.00%	12/01/35	604,528
2,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	2,218,343
5,750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (c)	5.00%	07/01/49	5,234,343
3,000,000	OH St Air Quality Dev Auth OH Vly Electric Corp Proj Remk, Ser B, AMT (Mandatory put 10/01/29)	2.60%	06/01/41	2,674,948
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	977,909
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,137,710
1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	1,010,632
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	2,014,502
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	933,215
1,985,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (b)	4.85%	01/15/51	1,985,000
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	353,865
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	505,280
2,500,000	OH St Hosp Rev Var Ref Hosps Hlth Sys Inc, Ser B (b)	4.90%	01/15/45	2,500,000
2,720,000	OH St Univ, Ser A	4.00%	12/01/32	2,724,009
700,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/39	808,955
1,000,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/40	1,148,064
1,000,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/41	1,142,433
2,275,000	OH St, Ser A	5.00%	02/01/34	2,369,265
2,500,000	OH St, Ser T	5.00%	05/01/32	2,671,596
2,000,000	Ross Cnty OH Hosp Rev Ref Adena Hlth Sys Oblig Grp Proj	5.00%	12/01/39	2,104,944
550,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/39	563,429
500,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/40	509,538
1,115,000	Upper Arlington OH Spl Oblig Non Tax Rev Kingsdale Mixed Use Dev, Ser A	5.00%	12/01/40	1,213,369
				63,996,808
	Oklahoma — 0.7%
900,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	883,136
6,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (c)	7.25%	09/01/51	6,177,068
2,815,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/34	2,971,934
1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	1,049,388
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,011,504
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	254,073
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,094,466
				13,441,569
	Oregon — 0.8%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	460,882
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	168,127

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	$252,039
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,385,864
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,125,280
1,890,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/29	2,057,733
1,000,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/38	1,056,196
2,500,000	Portland OR Swr Sys Rev 2nd Lien, Ser A	4.50%	05/01/31	2,585,761
4,950,000	Tri Cnty Met Transprtn Dist OR Rev, Ser A, GARVEE	5.00%	10/01/32	5,361,026
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	1,011,779
				15,464,687
	Pennsylvania — 6.9%
1,500,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AMT, AGM	5.50%	01/01/42	1,691,332
2,300,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AMT, AGM	5.50%	01/01/43	2,581,470
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligted Grp Issue, Ser A	5.00%	04/01/32	1,603,633
3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	3,144,086
2,180,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,236,746
2,650,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,676,723
900,000	Armstrong PA Sch Dist Ref, Ser A, BAM	5.00%	03/15/31	991,383
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	514,748
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	467,625
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	730,965
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	1,035,313
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,215,602
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	425,576
765,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	765,239
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/25	1,019,927
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/30	1,077,142
2,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds, AGM	4.00%	06/01/39	2,015,061
500,000	Colonial PA Sch Dist	5.00%	02/15/36	508,093
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	308,162
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	282,202
300,000	Conestoga Vly PA Sch Dist	4.00%	02/01/32	312,447
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	50,814
105,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	106,709
65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	66,058
285,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	289,638

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	$1,158,225
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,009,215
1,660,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,664,572
145,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	145,843
350,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	351,256
280,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/34	292,079
390,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/35	403,990
1,165,000	Dover PA Area Sch Dist, BAM	4.00%	04/01/32	1,207,922
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	106,208
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	122,101
245,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/34	260,318
715,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	730,461
895,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	915,075
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,727,888
480,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/30	471,763
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,018,058
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/39	1,065,931
1,735,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	1,842,947
550,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	451,521
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	1,897,789
405,000	Lebanon PA Auth Swr Rev Ref Sustainable Bond, BAM	4.00%	12/15/29	419,449
420,000	Lebanon PA Auth Swr Rev Ref Sustainable Bond, BAM	4.00%	12/15/30	434,703
3,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,928,992
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	496,595
1,090,000	Mechanicsburg PA Area Sch Dist, Ser A	4.00%	03/01/38	1,109,520
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	313,363
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	572,496
610,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/38	625,532
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,012,603
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,010,967
2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/44	1,938,911
2,750,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	2,811,243
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	485,519
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	101,879
200,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	203,530
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	595,081
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	141,683

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$540,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	$554,526
1,800,000	Northampton Cnty PA Gen Purp Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	1,877,535
2,000,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	12/31/34	2,046,802
1,500,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.00%	07/01/42	1,538,253
50,000	PA St Econ Dev Fing Auth Rev UPMC Rev, Ser B	4.00%	03/15/40	50,003
1,500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 04/15/24)	4.00%	04/01/49	1,500,074
4,500,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Waste Mgmt Inc Proj Remk, AMT (Mandatory put 05/01/24)	4.88%	08/01/45	4,500,000
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	2,281,617
5,835,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/36	6,603,979
1,105,000	PA St Hgr Eductnl Facs Auth Rev Ref Drexel Univ	5.00%	05/01/34	1,133,611
2,810,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	2,779,628
880,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	797,869
5,410,000	PA St Hsg Fin Agy Sf Mtge Rev, Ser 127B	3.55%	10/01/33	5,376,337
1,000,000	PA St Turnpike Commn Turnpike Rev Ref (Forward refunding maturity 12/01/24)	5.00%	12/01/33	1,011,792
750,000	PA St Turnpike Commn Turnpike Rev Ref Subord, First Ser	5.00%	12/01/38	853,372
900,000	PA St Turnpike Commn Turnpike Rev Ref Subord, Ser 2017-3	5.00%	12/01/40	941,365
1,000,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/41	1,145,249
545,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/42	621,270
2,875,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A, BAM	5.00%	12/01/44	3,063,760
4,500,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/45	4,440,611
550,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	568,397
2,420,000	PA St Turnpike Commn Turnpike Rev, Ser B	5.00%	12/01/40	2,468,514
3,690,000	PA St, First Ser	5.00%	06/15/34	3,715,207
200,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/34	210,744
300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	314,718
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AMT, AGM	4.00%	07/01/38	1,201,511
750,000	Philadelphia PA Arpt Rev Ref Priv Activity, AMT, AGM	4.00%	07/01/40	750,175
4,000,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/29	4,200,449
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	629,066
375,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/50	369,418
2,425,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	2,048,271
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/41	1,111,108
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/42	1,104,210
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	297,826
2,000,000	Philadelphia PA Gas Wks Rev Ref 1998 General Ordinance, 14th Ser	5.00%	10/01/34	2,071,879
1,760,000	Philadelphia PA Sch Dist Sustainable Bond, Ser B	5.00%	09/01/35	2,022,766
2,000,000	Philadelphia PA, Ser A	4.00%	05/01/41	2,005,541
300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	341,523

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$205,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/34	$233,465
2,000,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/40	2,269,181
3,650,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/41	4,142,141
300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/34	315,977
325,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/35	342,276
235,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/36	246,390
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	262,953
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	314,915
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/36	260,888
200,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/39	205,088
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/40	305,614
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/42	303,298
245,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/43	246,816
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	102,008
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	130,121
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	192,409
				136,584,438
	Puerto Rico — 0.9%
5,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	4,862,075
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(g)	07/01/27	377,644
1,536,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(g)	07/01/31	1,151,272
8,258,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	8,313,953
3,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	3,486,884
				18,191,828
	Rhode Island — 0.2%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	162,731
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	345,691
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	247,531
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,144,405
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,482,947
35,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	35,314
				3,418,619
	South Carolina — 0.8%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,000,248
1,000,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/24	1,015,743
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,002,171
1,005,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,005,342
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,000,303

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	$933,080
1,100,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	950,393
2,375,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/39	2,745,007
2,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	2,297,258
1,995,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/42	2,271,497
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	363,464
				15,584,506
	South Dakota — 0.1%
1,000,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/51	856,068
510,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/31	535,172
505,000	SD St Brd of Rgts Hsg & Auxiliary Fac Sys Rev	5.00%	04/01/32	528,737
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	108,149
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	192,852
640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/32	589,107
				2,810,085
	Tennessee — 1.0%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	270,756
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	198,208
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	893,494
2,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	2,586,794
550,000	Knox Cnty TN Hlth Eductnl & Hsg Fac Brd Stdt Hsg Rev Univ of TN Proj, Ser A-1, BAM	5.00%	07/01/43	592,615
930,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/42	1,014,919
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.25%	05/01/48	1,092,496
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,445,328
600,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/29	616,978
400,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/34	413,897
700,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Trevecca Nazarene Univ Proj	5.00%	10/01/39	709,991
600,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/35	686,824
750,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/38	852,057
2,000,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 10/01/24)	5.00%	02/01/50	2,015,313
4,000,000	TN Energy Acq Corp Cmdy Proj Rev, Ser A (Mandatory put 11/01/31)	5.00%	05/01/52	4,268,119
2,000,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,079,426
				19,737,215

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas — 9.5%
$4,755,000	Abilene TX Ctfs Oblig (Pre-refunded maturity 02/15/24)	5.00%	02/15/41	$4,758,080
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	470,712
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	595,199
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	588,925
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	738,234
2,000,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	2,042,574
350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	390,826
3,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	3,356,183
3,735,000	Austin TX Ref	3.15%	09/01/28	3,724,643
1,500,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/42	1,575,351
1,860,000	Barbers Hill TX Indep Sch Dist Sch Bldg	5.00%	02/15/39	1,954,306
910,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	925,994
305,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dist Phase #1 Proj, BAM	4.00%	09/01/29	313,332
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A (Pre-refunded maturity 07/01/25)	5.00%	01/01/29	873,507
445,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	484,846
600,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/40	608,830
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	647,185
2,200,000	Clear Creek TX Indep Sch Dist Ref, Ser A	4.00%	02/15/33	2,213,261
460,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	460,534
440,000	Clifton TX Hgr Edu Fin Corp Edu Rev Uplift Edu, Ser A	4.00%	12/01/25	438,368
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	481,903
2,500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/41	2,859,884
1,300,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref, Ser A	4.00%	12/01/34	1,374,956
490,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/37	492,847
505,000	Gainesville TX Ctfs Oblig	5.00%	02/15/36	575,811
535,000	Gainesville TX Ctfs Oblig	5.00%	02/15/37	605,417
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	1,025,410
2,240,000	Garland TX Wtr & Swr Rev Ref	5.00%	03/01/38	2,554,843
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	4.00%	11/15/30	1,008,958
1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	1,122,640
2,600,000	Harris Cnty TX Ref Sr Lien, Ser A	5.00%	08/15/36	2,693,862
2,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	3.00%	08/15/37	1,811,258
850,000	Hidalgo Cnty TX Ctfs Oblig	5.25%	08/15/42	968,294
1,500,000	Hidalgo Cnty TX Regl Mobility Auth Toll & Vehcl Registration Sr Lien, Ser A	4.00%	12/01/37	1,479,718
2,310,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AMT, AGM	5.00%	07/01/37	2,578,467
3,770,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AMT, AGM	5.25%	07/01/41	4,182,323
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,790,931
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	2,783,146
2,000,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,997,817
1,180,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,181,306
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	247,738
750,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	679,700

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	$1,812,290
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,086,031
2,505,000	Houston TX Util Sys Rev Ref Subord First Lien, Ser B	5.00%	11/15/36	2,596,131
225,000	Imperial Redev Dist TX, BAM	4.50%	05/01/27	233,449
1,500,000	Irving TX Indep Sch Dist	5.00%	02/15/42	1,685,702
675,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (c)	3.38%	09/01/41	540,456
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (c)	4.63%	09/01/39	484,071
285,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (c)	4.35%	08/15/25	288,039
275,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (c)	4.20%	08/15/25	277,591
1,250,000	Laredo TX Cmnty Clg Dist Combined Fee Rev Ref, BAM	4.00%	08/01/33	1,276,716
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (c)	5.13%	09/01/38	1,300,164
1,000,000	Leonard TX Indep Sch Dist, BAM	5.00%	02/15/42	1,092,424
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	526,180
3,795,000	Liberty Hill TX Indep Sch Dist Ref, Ser A	5.00%	02/01/36	4,390,630
330,000	Lindsay TX Indep Sch Dist	5.00%	02/15/40	374,248
700,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	731,739
400,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	421,904
2,125,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	2,231,646
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	398,218
5,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 05/01/24)	4.90%	01/01/26	5,000,000
1,570,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/35	1,469,588
700,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (c)	4.25%	09/15/51	597,815
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impt Proj (c)	4.75%	09/15/41	1,915,668
2,150,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/32	2,283,635
2,205,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser A	5.00%	01/01/34	2,236,400
1,200,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/32	1,270,440
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.25%	01/01/38	1,152,593
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	6,085,045
250,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/33	259,047
2,000,000	New Hope Cultural Edu Facs Fin Corp TX Edu Rev Ref Jubilee Acad Ctr (c)	4.00%	08/15/36	1,843,448
1,085,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Ref Childrens Hlth Sys of TX Proj, Ser A	4.00%	08/15/37	1,092,533
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,387,423
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,168,608
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/32	584,825
1,550,000	Northside TX Indep Sch Dist Ref, Ser A	4.00%	08/15/33	1,594,821
2,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/39	2,557,968

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$3,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/40	$3,578,398
1,012,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (c)	5.13%	09/01/42	1,005,737
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/41	1,150,175
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/42	1,143,526
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/43	1,139,657
515,000	Robinson TX Ctfs Oblig	5.00%	08/15/36	595,122
595,000	Robinson TX Ctfs Oblig	5.00%	08/15/39	669,464
425,000	Robinson TX Ctfs Oblig	5.00%	08/15/40	475,723
4,710,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosp of Dallas Proj	4.00%	10/01/41	4,697,512
2,200,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	4.00%	11/15/34	2,231,134
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	2,744,738
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	835,740
1,500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/37	1,730,199
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,014,043
4,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	4,302,146
5,500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	6,157,080
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.38%	06/30/37	1,875,650
1,500,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/41	1,610,124
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/34	5,380,472
2,450,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/36	2,608,481
2,510,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser A	5.00%	08/15/39	2,748,795
865,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	870,799
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	850,228
250,000	TX St Wtr Dev Brd St Wtr Implementation Rev Fund for TX	4.00%	10/15/32	255,472
2,175,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	5.00%	10/15/34	2,581,811
5,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	4.70%	10/15/41	5,428,135
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	156,931
4,105,000	Univ of N TX Univ Rev Ref, Ser A	5.00%	04/15/38	4,299,414
1,750,000	Univ of TX Permanent Univ Fnd Ref, Ser A	4.00%	07/01/32	1,753,854
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,595,996
500,000	Viridian TX Muni Mgmt Dist Ref Util Impt, BAM	6.00%	12/01/26	511,899
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	155,150
125,000	Viridian TX Muni Mgmt Dist Util Impt, BAM	5.00%	12/01/26	125,121
1,605,000	W Harris Cnty TX Regl Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/36	1,515,129
1,290,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AGM	4.38%	01/10/40	1,348,830
1,350,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AGM	4.50%	01/10/41	1,414,911
2,000,000	Woodsboro TX Indep Sch Dist	5.00%	08/15/43	2,224,975
				188,688,176
	Utah — 1.2%
4,400,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (c)	4.00%	03/01/51	3,360,630

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,370,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/30	$1,415,552
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,443,460
1,515,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/32	1,561,473
4,000,000	Intermountain Pwr Agy UT Pwr Sply Rev Ref, Ser A	5.00%	07/01/42	4,452,117
1,360,000	Intermountain Pwr Agy UT Pwr Sply Rev, Ser A	5.25%	07/01/43	1,544,748
1,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,319,711
2,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,058,382
700,000	Ogden City UT Muni Bldg Auth Lease Rev, Ser A	5.00%	01/15/43	768,215
1,050,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/37	1,191,991
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/43	1,095,284
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	414,418
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	334,027
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (c)	5.00%	06/15/49	1,429,774
750,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/33	878,884
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A (Pre-refunded maturity 06/15/25)	5.00%	06/15/35	1,176,999
				24,445,665
	Vermont — 0.3%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	558,296
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	752,301
585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	594,522
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (c)	4.63%	04/01/36	1,990,522
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,590,082
				6,485,723
	Virginia — 1.7%
2,000,000	Botetourt Cnty VA Rsdl Care Fac Rev Ref Glebe Inc, Ser A	6.00%	07/01/44	2,002,188
1,000,000	Chesapeake VA Hosp Auth Hosp Fac Rev Ref Chesapeake Regl Med Ctr	4.00%	07/01/35	1,005,730
1,365,000	Fairfax Cnty VA Econ Dev Auth Fac Rev Sustainable Bond Cnty Fac Proj, Ser A	5.00%	10/01/39	1,543,592
5,335,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AGM	5.25%	07/01/43	5,968,674
4,590,000	Loudoun Cnty VA, Ser A	4.00%	12/01/41	4,712,015
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	200,279
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	315,103
4,585,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	4,737,302
1,000,000	VA St Res Auth Infra Rev Ref Infra VA Pooled Fing Prog, Ser C	4.00%	11/01/33	1,030,857
2,200,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/37	2,388,477
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	735,627
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,600,157
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,010,964
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	277,002

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$1,790,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	6.50%	09/01/43	$1,935,556
1,000,000	Williamsburg VA Econ Dev Auth Stdt Hsg Rev William & Mary Proj, Ser A, AGM	5.25%	07/01/53	1,107,347
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref (Pre- refunded maturity 12/01/26)	5.00%	12/01/34	1,255,098
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,239,080
				33,065,048
	Washington — 3.0%
1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	1,261,357
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Sustainable Bond Ref & Impt, Ser S-1 (Pre-refunded maturity 11/01/25)	5.00%	11/01/35	1,295,974
945,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/31	997,243
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,276,289
1,500,000	FYI Properties WA Lease Rev Ref Sustainable Bond WA Dis Proj	5.00%	06/01/38	1,594,814
585,000	Pierce Cnty WA Sch Dist #403 Bethel	5.00%	12/01/36	647,725
2,000,000	Port of Seattle WA Rev Intermediate Lien, Ser C, AMT	5.00%	05/01/30	2,086,466
2,445,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/33	2,704,158
1,725,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/46	1,812,696
5,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	5,346,989
1,895,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/35	2,106,000
2,315,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/37	2,533,232
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/39	2,166,462
1,325,000	Port of Seattle WA Rev, Ser A, AMT	5.00%	05/01/36	1,375,688
2,195,000	Seattle WA Muni Light & Pwr Rev Sustainable Bond, Ser A	4.00%	07/01/38	2,269,964
750,000	Skagit Cnty WA Pub Hosp Dist #1 (e)	5.50%	12/01/42	812,718
1,000,000	Skagit Cnty WA Pub Hosp Dist #1 (e)	5.50%	12/01/44	1,074,878
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	543,631
5,000,000	WA St Bid Grp 2, Ser 2024-A	5.00%	08/01/41	5,735,037
1,760,000	WA St Convention Ctr Pub Facs Dist Sub	4.00%	07/01/58	1,543,646
3,240,000	WA St Convention Ctr Pub Facs Dist Sub For Exchange Pur Sustainable Bd 2021 1St Priority, Ser B	4.00%	07/01/58	2,841,713
525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	502,866
305,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/28	327,350
450,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/32	498,032
2,100,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (c)	7.00%	07/01/45	2,197,599
1,580,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/38	1,665,321
2,401,519	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1	3.50%	12/20/35	2,263,418
3,000,000	WA St Ref, Ser D	4.00%	07/01/39	3,125,440
4,000,000	WA St, Ser A-1	5.00%	08/01/37	4,088,154
2,000,000	WA St, Ser C	5.00%	02/01/41	2,224,964
				58,919,824

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	West Virginia — 0.1%
$1,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (a) (f)	4.25%	06/01/42	$817,491
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,004,477
				1,821,968
	Wisconsin — 1.8%
825,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/35	858,249
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,301,161
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (c)	5.00%	06/15/54	1,272,066
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (c)	5.00%	07/01/40	458,486
1,060,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	4.20%	07/15/27	1,045,919
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	5.13%	07/15/37	1,255,258
2,750,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	2,144,989
1,050,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	1,033,208
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,731,490
2,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,891,308
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,104,857
610,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	625,850
1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	1,013,101
1,250,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/35	1,253,988
2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	1,948,845
600,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	590,593
1,450,000	Pub Fin Auth WI Retmnt Fac Rev Ref Penick Vlg Oblig Grp (c)	5.00%	09/01/49	1,121,053
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (c)	5.00%	10/01/43	883,265
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (a) (f)	6.50%	01/01/41	1,183,869
2,000,000	Pub Fin Auth WI Rev Sustainable Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	03/31/56	1,643,993
600,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/37	587,956
535,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/38	509,009
1,595,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	1,613,693
750,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/39	806,453
1,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	1,693,104
1,780,000	WI St Hlth & Eductnl Facs Auth Rev Ref Beloit Hlth Sys Inc	4.00%	07/01/36	1,765,188
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref ProHlth Care Oblig Grp	5.00%	08/15/31	1,179,480
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref ProHlth Care Oblig Grp	5.00%	08/15/33	175,617
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	717,978
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,070,970
				35,480,996

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wyoming — 0.2%
$1,750,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/38	$1,975,015
1,000,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/39	1,122,027
				3,097,042

	Total Investments — 98.3%			1,948,332,918
	(Cost $1,944,336,973)
	Net Other Assets and Liabilities — 1.7%			33,199,881
	Net Assets — 100.0%			$1,981,532,799
Futures Contracts at January 31, 2024:

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	Short	258	Mar-2024	$(28,980,656)	$(269,640)
Ultra 10-Year U.S. Treasury Notes	Short	175	Mar-2024	(20,453,125)	(293,578)
				$(49,433,781)	$(563,218)

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor (the “Advisor”).
(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $115,641,206 or 5.8% of net assets.

(d)	This issuer is in default and interest is not being accrued by the Fund.
(e)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2024. Interest will begin accruing on the security’s first settlement date.
(f)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

(g)	Zero coupon bond.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NATL-RE	– National Public Finance Guarantee Corp.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows:

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$1,948,332,918	$—	$1,948,332,918	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(563,218)	$(563,218)	$—	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Restricted Securities
As of January 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	09/04/18	$600,000	$100.19	$603,469	$601,141	0.03%
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.88%, 07/01/38	09/04/18	1,000,000	100.51	1,002,776	1,005,139	0.05
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	01/12/20 - 12/04/23	4,250,000	96.51	4,261,175	4,101,700	0.21
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.50%, 01/01/41	12/17/21	1,500,000	78.92	1,500,000	1,183,869	0.06
S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A, 4.25%, 06/01/42	01/18/22	1,000,000	81.75	1,003,040	817,491	0.04
				$8,370,460	$7,709,340	0.39%